Business Description and Basis of Presentation	9 Months Ended
Sep. 30, 2021
Business Description and Basis of Presentation
Note 1 : Business Description and Basis of Presentation

Note 1: Business Description and Basis of Presentation

The Company is engaged in the business of generating and acquiring minerals royalties, primarily in precious metals. The Company maintains its offices at 701 North Green Valley Parkway, Henderson in Nevada.

The accompanying unaudited condensed financial statements of Global Gold Royalty, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. For further information refer to the financial statements and footnotes for the year ended December 31, 2020 thereto included in the Company’s amendments to Form S-1 registration statement as filed with the Securities and Exchange Commission.